SHARE-BASED PAYMENTS (Details) - Narrative	12 Months Ended
	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 GBP (£)
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Charges to income statement in respect of share-based payment schemes	£ 181,000,000	£ 337,000,000	£ 417,000,000
Charges to income statement in respect of share-based payment schemes - discontinued operations			£ 6,000,000
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	13,975,993	8,239,332
Percent of shares to be released each year (in percent)	20.00%
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings	£ 500
Time period to use savings	6 months
Discounted market price of shares (in percent)	80.00%
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.61	£ 0.59
Weighted average remaining contractual life of outstanding share options	2 years 11 months 23 days	2 years 2 months 19 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.05	£ 0.10
SAYE | 2020 Plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Discounted market price of shares (in percent)	90.00%
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term	3 years
Lloyds Banking Group executive share plan 2003
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.36	£ 0.60
Weighted average remaining contractual life of outstanding share options	4 years 1 month 6 days	3 years 9 months 18 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.33	£ 0.59
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.28	0.45
Lloyds Banking Group long-term incentive plan | 2017
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)	49.70%
Lloyds Banking Group long-term incentive plan | 2018
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)	33.75%
CFO Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.55
Number of options, granted (in shares)	0	4,086,632
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme	£ 3,600
Employer contribution to free shares scheme	£ 200	£ 200
Number of other equity instruments granted in share-based payment arrangement (in shares)	45,612,424	22,422,337
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share)	£ 0.30	£ 0.62
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	62,262,140	37,346,812
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share)	£ 0.34	£ 0.56
Maximum employer contribution to matching shares scheme	£ 45